Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash Flows from Operating Activities:
Net income/(loss)		¥ 54,530	$ 7,798	¥ 1,582,299	¥ 2,080,197
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		12,950	1,852	8,893	7,116
Amortization of right-of-use assets		17,642	2,523	19,394	18,325
Disposal of property, equipment and software		(9)	(1)	(9)	(133)
Fair value adjustments (gain)/loss		(68,977)	(9,864)	(107,532)	50,171
Share-based compensation		30,220	4,321	16,928	6,752
Provision for contingent liabilities		2,366,344	338,383	869,280	27,035
Allowance for contract assets, receivables and others		899,656	128,649	523,622	261,152
Disposal expense				(43)
Loss/(gain) related to investments		(1,023)	(146)	(2,381)	13,900
Changes in operating assets and liabilities
Accounts receivable		(394,839)	(56,461)	(175,723)	(306,504)
Contract assets		142,647	20,398	(264,990)	(547,738)
Guarantee receivable		(611,381)	(87,426)	(537,027)	131
Contract cost		(3,993)	(571)	(262)	755
Prepaid expenses and other assets		(202,228)	(28,918)	(991,763)	(168,728)
Change in the consolidated ABFE related assets/liabilities		55,528	7,940	77,347	52,356
Financing receivables		6,379	912	4,336	50,401
Amounts due from/to related parties		56,560	8,088	98,961	431,628
Deferred tax assets/liabilities		(256,685)	(36,706)	(85,446)	53,108
Accounts payable		40,318	5,765	12,264	16,759
Guarantee liabilities		(1,262,229)	(180,496)	279,250	(44,783)
Deferred revenue		(9,252)	(1,323)	(44,565)	(11,496)
Accrued expenses and other liabilities		(152,128)	(21,754)	159,903	199,989
Lease liabilities		(16,407)	(2,346)	(18,654)	(19,380)
Net cash provided by operating activities		703,623	100,617	1,424,082	2,171,013
Cash Flows from Investing Activities:
Purchase of property, equipment and software		(25,744)	(3,681)	(9,189)	(4,444)
Disposal of property, equipment and software		9	1	10	133
Purchase of financial investments		(363,881)	(52,034)	(10,442,048)	(14,570,930)
Disposal of financial investments		284,226	40,644	10,583,861	15,023,653
Acquisition of subsidiaries		(225)	(32)		(5,051)
Disposal of subsidiaries		6,633	949	820
Prepayment of investment		(68,775)	(9,835)	(2,399,163)
Investment in loans at fair value		(1,130,701)	(161,688)	(1,246,178)	(1,494,096)
Purchase of equity investments		(6,895)	(986)	(9,634)
Collection of principal of loans at fair value		1,193,926	170,729	1,526,676	772,398
Disposal of financing receivables				1,980	63,392
Loan to related parties				(1,100,000)
Collection of principal of loans to related parties		85,500	12,226
Loans to non-related parties		(15,453)	(2,210)	(14,292)
Collection of principal of loans to non-related parties		10,781	1,542
Origination of financing receivables		(2,242,284)	(320,643)	(251,665)	(44,017)
Repayments of financing receivables		1,077,840	154,129	245,707	359,007
Purchase of digital assets		(381,124)	(54,500)
Net cash provided by/(used in) investing activities		(1,576,167)	(225,389)	(3,113,115)	100,045
Cash Flows from Financing Activities:
Principal payments to the consolidated ABFE		(358,132)	(51,212)	(291,781)	(7,461)
Contribution from investors of the consolidated ABFE		1,284,749	183,717	212,500	450,000
Dividends paid to shareholders		(273,135)	(39,058)	(122,333)
Principal payments of loans from related parties					(195,800)
Loans from non-related parties		9,344	1,336
Repayment of loan to non-related parties					(767,900)
Repurchase of ordinary shares		(223)	(32)	(75,612)	(48,117)
Net cash (used in)/provided by financing activities		662,603	94,751	(277,226)	(569,278)
Effect of foreign exchange rate changes		(20,782)	(2,972)	9,212	(3,871)
Net increase/(decrease) in cash, cash equivalents and restricted cash		(230,723)	(32,993)	(1,957,047)	1,697,909
Cash, cash equivalents and restricted cash, beginning of year		4,101,557	586,515	6,058,604	4,360,695
Cash, cash equivalents and restricted cash, end of year		3,870,834	553,522	4,101,557	6,058,604
Supplemental disclosures of cash flow information:
Cash paid for income taxes	[1]	264,377	37,805	140,085	165,176
Cash paid for interest		¥ 190	$ 27		¥ 62,533

[1]	For the year ended December 31, 2025, income taxes paid amounted to RMB264,377 in the mainland of the PRC , and nil in jurisdictions outside the mainland of the PRC.